UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07059

T. Rowe Price Blue Chip Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Blue Chip Growth Fund	March 31, 2015

T. Rowe Price Blue Chip Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.5%		
CONSUMER DISCRETIONARY 23.5%		
Auto Components 0.2%		
Borg-Warner	376,100	22,747
Delphi Automotive	305,900	24,392
		47,139
Automobiles 0.4%		
Tesla Motors (1)	625,200	118,019
		118,019
Hotels, Restaurants & Leisure 5.3%		
Carnival	426,100	20,384
Chipotle Mexican Grill (1)	356,800	232,113
Hilton Worldwide Holdings (1)	5,670,906	167,972
Las Vegas Sands	520,700	28,659
Marriott, Class A	555,200	44,594
MGM Resorts International (1)	7,487,300	157,458
Norwegian Cruise Line Holdings (1)	1,404,100	75,835
Royal Caribbean Cruises	159,300	13,039
Starbucks	4,721,000	447,079
Starwood Hotels & Resorts Worldwide	62,500	5,219
Wynn Macau (HKD)	13,658,000	29,461
Wynn Resorts	2,316,800	291,639
		1,513,452
Internet & Catalog Retail 9.3%		
Amazon.com (1)	3,339,400	1,242,591
Ctrip.com International, ADR (1)	218,900	12,832
Netflix (1)	749,200	312,184
Priceline (1)	709,200	825,615
Vipshop Holdings, ADR (1)	8,874,618	261,269
		2,654,491

Leisure Products 0.0%		
Polaris Industries	24,241	3,420
		3,420
Media 0.7%		
Time Warner	84,500	7,135
Twenty-First Century Fox, Class A	96,900	3,279
Walt Disney	1,873,400	196,501
		206,915
Specialty Retail 6.2%		
AutoZone (1)	131,700	89,840
CarMax (1)	1,271,700	87,760
Home Depot	2,751,700	312,621
L Brands	1,440,400	135,815
Lowe's	6,061,900	450,945
O'Reilly Automotive (1)	1,520,000	328,685
Ross Stores	1,825,893	192,376
TSC	2,108,000	179,307
		1,777,349
Textiles, Apparel & Luxury Goods 1.4%		
Hanesbrands	6,166,000	206,623
Nike, Class B	1,468,400	147,324
PVH	51,800	5,520
V. F.	362,300	27,285
		386,752
Total Consumer Discretionary		6,707,537
CONSUMER STAPLES 2.8%		
Beverages 0.3%		
Constellation Brands, Class A (1)	519,400	60,360
Monster Beverage (1)	214,200	29,644
		90,004

Food & Staples Retailing 2.1%		
Costco Wholesale	954,100	144,541
CVS Health	2,628,300	271,267
Walgreens Boots Alliance	1,998,626	169,244
		585,052
Food Products 0.0%		
Keurig Green Mountain	105,400	11,776
		11,776
Personal Products 0.4%		
Estee Lauder, Class A	1,273,800	105,929
		105,929
Total Consumer Staples		792,761
ENERGY 1.7%		
Oil, Gas & Consumable Fuels 1.7%		
Cimarex Energy	77,947	8,971
Concho Resources (1)	379,500	43,992
Continental Resources (1)	130,403	5,695
EOG Resources	16,700	1,531
EQT	2,408,800	199,617
Pioneer Natural Resources	835,100	136,547
Range Resources	1,724,315	89,733
Total Energy		486,086
FINANCIALS 6.6%		
Banks 0.0%		
Citigroup	34,500	1,777
		1,777
Capital Markets 4.0%		
Ameriprise Financial	1,451,800	189,953
Invesco	4,662,600	185,059

Morgan Stanley	8,022,900	286,337
Northern Trust	181,100	12,614
State Street	2,486,300	182,818
TD Ameritrade Holding	7,299,090	271,964
		1,128,745
Consumer Finance 0.0%		
American Express	34,800	2,719
		2,719
Diversified Financial Services 0.7%		
Intercontinental Exchange	867,400	202,338
		202,338
Insurance 0.3%		
Marsh & McLennan	1,443,900	80,988
		80,988
Real Estate Investment Trusts 1.6%		
American Tower, REIT	4,891,300	460,516
		460,516
Total Financials		1,877,083
HEALTH CARE 24.4%		
Biotechnology 11.3%		
Alexion Pharmaceuticals (1)	3,272,500	567,124
Biogen (1)	2,039,500	861,158
Celgene (1)	5,135,600	592,032
Gilead Sciences (1)	6,258,800	614,176
Pharmacyclics (1)	1,044,500	267,340
Regeneron Pharmaceuticals (1)	428,500	193,459
Vertex Pharmaceuticals (1)	1,128,300	133,106
		3,228,395

Health Care Equipment & Supplies 2.0%		
Becton, Dickinson & Company	1,179,000	169,293
Cooper Companies	237,600	44,531
Intuitive Surgical (1)	379,100	191,457
Medtronic	920,150	71,762
Stryker	918,800	84,759
		561,802
Health Care Providers & Services 5.3%		
AmerisourceBergen	1,164,000	132,312
Anthem	765,500	118,201
Cardinal Health	2,129,900	192,266
Humana	126,000	22,430
McKesson	3,665,600	829,159
UnitedHealth Group	1,763,300	208,581
		1,502,949
Life Sciences Tools & Services 1.4%		
Thermo Fisher Scientific	3,027,000	406,647
		406,647
Pharmaceuticals 4.4%		
Actavis (1)	2,192,333	652,482
Eli Lilly	673,700	48,944
Perrigo	17,800	2,947
Shire, ADR	390,700	93,491
Valeant Pharmaceuticals International (1)	2,268,600	450,589
		1,248,453
Total Health Care		6,948,246
INDUSTRIALS & BUSINESS SERVICES 12.9%		
Aerospace & Defense 3.0%		
Boeing	3,141,800	471,521
Honeywell International	411,900	42,965

Precision Castparts	1,484,800	311,808
Textron	811,400	35,970
		862,264
Air Freight & Logistics 0.8%		
FedEx	1,405,340	232,513
		232,513
Airlines 2.8%		
American Airlines	8,826,019	465,837
Delta Air Lines	40,100	1,803
United Continental (1)	4,815,800	323,863
		791,503
Commercial Services & Supplies 0.1%		
IHS (1)	344,600	39,202
		39,202
Industrial Conglomerates 3.4%		
3M	288,900	47,654
Danaher	8,373,800	710,936
Roper Industries	1,241,000	213,452
		972,042
Machinery 1.0%		
Flowserve	701,600	39,633
Ingersoll-Rand	198,000	13,480
Pall	439,300	44,101
Wabtec	1,930,900	183,455
		280,669
Road & Rail 1.8%		
Canadian Pacific Railway	390,700	71,381
J.B. Hunt Transport Services	895,400	76,463
Kansas City Southern	1,342,600	137,053

Union Pacific	1,960,600	212,352
		497,249
Total Industrials & Business Services		3,675,442
INFORMATION TECHNOLOGY 24.0%		
Internet Software & Services 13.3%		
Akamai Technologies (1)	721,600	51,266
Alibaba Group Holding, ADR (1)	3,321,280	276,463
Baidu, ADR (1)	2,807,057	584,991
Facebook (1)	9,279,800	762,939
Google, Class A (1)	1,091,800	605,622
Google, Class C (1)	1,352,800	741,334
LinkedIn (1)	815,900	203,861
NAVER (KRW)	30,925	18,663
Tencent Holdings (HKD)	17,895,800	338,543
Twitter (1)	4,272,700	213,977
		3,797,659
IT Services 5.8%		
Cognizant Technology Solutions (1)	845,800	52,770
Fiserv (1)	2,554,700	202,843
MasterCard, Class A	7,906,800	683,068
Visa, Class A	11,057,800	723,291
		1,661,972
Software 2.7%		
Autodesk (1)	460,600	27,009
Electronic Arts (1)	1,709,200	100,526
Intuit	53,600	5,197
Microsoft	20,800	846
Red Hat (1)	2,523,734	191,173
salesforce.com (1)	5,981,615	399,632
ServiceNow (1)	547,000	43,093
		767,476

Technology Hardware, Storage & Peripherals 2.2%		
Apple	4,998,900	622,013
		622,013
Total Information Technology		6,849,120
MATERIALS 3.6%		
Chemicals 3.6%		
Ashland	606,989	77,276
Ecolab	2,638,000	301,734
EI du Pont de Nemours	365,000	26,086
PPG Industries	330,800	74,609
Sherwin-Williams	1,932,600	549,825
Total Materials		1,029,530
TELECOMMUNICATION SERVICES 0.0%		
Wireless Telecommunication Services 0.0%		
SoftBank (JPY)	65,200	3,790
Total Telecommunication Services		3,790
Total Common Stocks (Cost $16,516,108)		28,369,595
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Reserve Investment Fund, 0.04% (2)(3)	227,176,502	227,177
Total Short-Term Investments (Cost $227,177)		227,177
Total Investments in Securities		
100.3% of Net Assets (Cost $16,743,285)		$ 28,596,772

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1993. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $16,743,285,000. Net unrealized gain aggregated $11,853,483,000 at period-end, of which $12,064,640,000 related to appreciated investments and $211,157,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015